UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03651

Touchstone Strategic Trust – December Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Dynamic Equity Fund – March 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks†— 109.1%

Information Technology — 18.0%
Accenture PLC (Ireland) - Class A	13,882	$1,106,673
Activision Blizzard, Inc.	1,276	26,081
Apple, Inc.	1,132	607,590
Booz Allen Hamilton Holding Corp.	8,318	182,996
Brocade Communications Systems, Inc.*	857	9,093
Cognizant Technology Solutions Corp.*	16,886	854,600
Computer Sciences Corp.	2,339	142,258
Electronic Arts, Inc.*	24,533	711,702
FactSet Research Systems, Inc.	1,019	109,858
Hewlett-Packard Co.	35,850	1,160,106
Ingram Micro, Inc. - Class A*	31,372	927,356
International Business Machines Corp.	13,983	2,691,588
LSI Corp.	52,549	581,717
Micron Technology, Inc.*	31,826	753,003
MICROS Systems, Inc.*	6,003	317,739
QUALCOMM, Inc.	19,184	1,512,850
Science Applications International Corp.	5,726	214,095
Seagate Technology PLC (Ireland)	1,601	89,912
ServiceNow, Inc.*	11,840	709,453
		12,708,670

Financials — 16.6%
American Express Co.	2,389	215,082
American Homes 4 Rent REIT	16,863	281,781
American International Group, Inc.	40,633	2,032,056
Bank of America Corp.	55,926	961,927
CBRE Group, Inc. - Class A*	49,874	1,368,044
Jones Lang LaSalle, Inc.	8,755	1,037,467
JPMorgan Chase & Co.	33,947	2,060,922
Legg Mason, Inc.	9,419	461,908
Popular, Inc. (Puerto Rico)*	5,673	175,806
Public Storage REIT	1,625	273,796
T Rowe Price Group, Inc.	7,242	596,379
US Bancorp	52,705	2,258,936
		11,724,104

Consumer Discretionary — 15.1%
Big Lots, Inc.*	4,256	161,175
Brinker International, Inc.	4,334	227,318
Chipotle Mexican Grill, Inc.*	1,832	1,040,668
Comcast Corp. - Class A	9,936	496,999
Dillard's, Inc. - Class A	1,817	167,891
Dollar Tree, Inc.*	1,354	70,652
Ford Motor Co.	29,049	453,164
Graham Holdings Co. - Class B	331	232,941
Home Depot, Inc. (The)	485	38,378
John Wiley & Sons, Inc. - Class A	2,012	115,972
Johnson Controls, Inc.	38,798	1,835,921
Lear Corp.	7,395	619,109
Macy's, Inc.	26,447	1,568,043
Mohawk Industries, Inc.*	3,322	451,726
Murphy USA, Inc.*	1,728	70,139
Omnicom Group, Inc.	981	71,221
Starbucks Corp.	17,392	1,276,225
Starz - Class A*	29,724	959,491
Thor Industries, Inc.	1,859	113,511
Time Warner Cable, Inc.	848	116,329
TRW Automotive Holdings Corp.*	3,985	325,256
zulily, Inc.*	4,930	247,437
		10,659,566

Energy — 14.9%
Chesapeake Energy Corp.	20,252	518,856
Chevron Corp.	22,558	2,682,372
ConocoPhillips	32,712	2,301,289
Marathon Petroleum Corp.	933	81,208
Murphy Oil Corp.	9,024	567,249
Phillips 66	20,322	1,566,013
Schlumberger Ltd. (Cook Islands)	6,258	610,155
Valero Energy Corp.	22,765	1,208,822
World Fuel Services Corp.	23,520	1,037,232
		10,573,196

Consumer Staples — 11.4%
Altria Group, Inc.	30,411	1,138,284
Archer-Daniels-Midland Co.	29,144	1,264,558
Beam, Inc.	260	21,658
CVS Caremark Corp.	18,619	1,393,818
Herbalife Ltd. (Cayman Islands)	3,958	226,675
Kroger Co. (The)	23,660	1,032,759
Nu Skin Enterprises, Inc. - Class A	1,128	93,455
PepsiCo, Inc.	6,258	522,543
Tyson Foods, Inc. - Class A	24,056	1,058,705
Wal-Mart Stores, Inc.	17,303	1,322,468
		8,074,923

Health Care — 11.1%
AbbVie, Inc.	21,401	1,100,011
Actavis PLC*	664	136,684
AmerisourceBergen Corp.	20,856	1,367,945
Celgene Corp.*	630	87,948
Eli Lilly & Co.	10,452	615,205
Endo Health Solutions, Inc.*	806	55,332
Express Scripts Holding Co.*	6,169	463,230
Forest Laboratories, Inc.*	15,328	1,414,315
Illumina, Inc.*	1,101	163,675
Johnson & Johnson	3,963	389,285
McKesson Corp.	7,981	1,409,205
Medtronic, Inc.	814	50,094
Pfizer, Inc.	1,734	55,696
Seattle Genetics, Inc.*	12,800	583,168
		7,891,793

Industrials — 10.0%
3M Co.	6,326	858,185
Avis Budget Group, Inc.*	4,558	221,975
Boeing Co. (The)	3,716	466,321
Con-way, Inc.	257	10,558
Emerson Electric Co.	8,486	566,865
FedEx Corp.	5,145	682,021
Manpowergroup, Inc.	6,001	473,059
Northrop Grumman Corp.	15,340	1,892,649
Precision Castparts Corp.	1,606	405,933

1

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks† — 109.1% (Continued)

Industrials — (Continued)
Robert Half International, Inc.	9,026	$378,641
RR Donnelley & Sons Co.	9,640	172,556
Southwest Airlines Co.	39,254	926,787
		7,055,550

Materials — 6.6%
Dow Chemical Co. (The)	27,889	1,355,126
Freeport-McMoRan Copper & Gold, Inc.	40,302	1,332,787
LyondellBasell Industries N.V. - Class A	20,971	1,865,161
Monsanto Co.	1,069	121,620
		4,674,694

Telecommunication Services — 3.1%
AT&T, Inc.	12,986	455,419
Intelsat SA (Luxembourg)*	1,162	21,753
Verizon Communications, Inc.	36,267	1,725,221
		2,202,393

Utilities — 2.3%
DTE Energy Co.	2,662	197,760
Edison International	25,791	1,460,028
		1,657,788
Total Common Stocks		$77,222,677

Investment Fund — 7.3%
Touchstone Institutional Money Market
Fund, 0.01%^Ω	5,132,212	5,132,212

Total Long Positions
(Cost $73,620,111)		$82,354,889

Securities Sold Short— (17.9%)

Common Stocks— (17.9%)

Energy — (5.6%)
Cheniere Energy, Inc.*	(15,269)	(845,139)
Cobalt International Energy, Inc.*	(26,922)	(493,211)
Golar LNG Ltd.	(15,874)	(661,787)
Gulfport Energy Corp.*	(8,548)	(608,447)
McDermott International, Inc.*	(86,286)	(674,756)
Peabody Energy Corp.	(39,494)	(645,332)
Range Resources Corp.	(275)	(22,817)
		(3,951,489)

Industrials — (2.5%)
American Airlines Group, Inc.*	(956)	(34,990)
Covanta Holding Corp.	(29,600)	(534,281)
Navistar International Corp.*	(19,061)	(645,596)
TransDigm Group, Inc.	(2,933)	(543,192)
		(1,758,059)

Information Technology — (2.2%)
FLIR Systems, Inc.	(15,500)	(558,001)
Rovi Corp.*	(29,023)	(661,144)
SolarWinds, Inc.*	(2,208)	(94,127)
VeriFone Systems, Inc.*	(7,986)	(270,086)
		(1,583,358)

Financials — (2.2%)
Corporate Office Properties Trust, REIT	(12,641)	(336,756)
Hatteras Financial Corp., REIT	(4,316)	(81,357)
Kilroy Realty Corp., REIT	(10,529)	(616,789)
Mack-Cali Realty Corp., REIT	(2,173)	(45,177)
Regency Centers Corp., REIT	(795)	(40,593)
Senior Housing Properties Trust, REIT	(20,515)	(460,972)
		(1,581,644)

Materials — (2.1%)
Cliffs Natural Resources, Inc.	(24,627)	(503,868)
Newmont Mining Corp.	(33,994)	(796,819)
Rockwood Holdings, Inc.	(1,955)	(145,452)
		(1,446,139)

Consumer Discretionary — (1.6%)
Allison Transmission Holdings, Inc.	(16,596)	(496,884)
AMC Networks, Inc.*	(4,871)	(356,021)
Penn National Gaming, Inc.*	(2,815)	(34,681)
Tempur Sealy International, Inc.*	(1,405)	(71,191)
Toll Brothers, Inc.*	(5,069)	(181,977)
		(1,140,754)

Health Care — (1.4%)
Ariad Pharmaceuticals, Inc.*	(31,732)	(255,760)
Envision Healthcare Holdings, Inc.*	(473)	(16,001)
Premier, Inc.*	(9,849)	(324,524)
Tenet Healthcare Corp.*	(8,742)	(374,245)
		(970,530)

Consumer Staples — (0.3%)
Hillshire Brands Co.	(5,739)	(213,835)
Keurig Green Mountain, Inc.	(88)	(9,292)
		(223,127)
Total Common Stocks		$(12,655,100)

Total Securities Sold Short
(Proceeds $(12,268,966))		$(12,655,100)

	Number
	of
	Contracts

Written Options Contracts— (1.5%)

Call Options— (1.4%)
NASDAQ-100 Index
April 2014
Strike Price $3,595	(10)	(54,550)
Russell-2000 Index
April 2014
Strike Price $1,160	(160)	(420,000)
S&P 500 Index
April 2014
Strike Price $1,810	(75)	(487,500)

2

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

	Number
	of	Market
	Contracts	Value

Call Options — (1.4%) (Continued)
S&P 500 Index
April 2014
Strike Price $1,945	(150)	$(6,750)
Total Call Options		(968,800)

Put Options— (0.1%)
S&P 500 Index
April 2014
Strike Price $1,880	(34)	$(79,220)

Total Written Options Contracts
(Proceeds $(1,496,933))		$(1,048,020)

Total Investment Securities —97.0%
(Cost $59,854,212)		$68,651,769

Other Assets in Excess of Liabilities — 3.0%		2,145,292

Net Assets — 100.0%		$70,797,061

*	Non-income producing security.

^	Affiliated Fund.

†	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of March 31, 2014 was $77,222,677.

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Long Positions
Common Stocks	$77,222,677	$—	$—	$77,222,677
Investment Fund	5,132,212	—	—	5,132,212
				$82,354,889
Liabilities:
Securities Sold Short
Common Stocks	$(12,655,100)	$—	$—	$(12,655,100)
Other Financial Instruments
Liabilities:
Written Options
Equity Contracts	(1,048,020)	—	—	(1,048,020)
				$(13,703,120)

Transactions in written options for the period ended March 31, 2014

	Number of Contracts	Premium
Beginning of Period, December 31, 2013	390	$1,498,844
Call Options Written	1,354	4,580,998
Put Options Written	66	142,068
Call Options Closed	(829)	(4,573,576)
Call Options Expired	(505)	(57,278)
Put Options Expired	(47)	(94,123)
March 31, 2014	429	$1,496,933

See accompanying Notes to Portfolios of Investments.

3

Portfolio of Investments

Touchstone Balanced Allocation Fund – March 31, 2014 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^— 100.1%

Government/Corporate—24.8%
Touchstone Active Bond Fund	328,834	$3,433,030
Touchstone Total Return Bond Fund	1,296,209	13,156,522
Touchstone Ultra Short Duration Fixed
Income Fund	1,244,252	11,745,735
		28,335,287

International Equity — 13.1%
Touchstone International Small Cap
Fund	219,099	3,463,958
Touchstone International Value Fund	1,266,843	11,578,945
		15,042,903

Value — 12.1%
Touchstone Focused Fund	130,546	4,631,770
Touchstone Value Fund	985,221	9,231,517
		13,863,287

Growth — 9.7%
Touchstone Growth Opportunities Fund	68,007	2,255,782
Touchstone Sands Capital Institutional
Growth Fund	391,559	8,798,323
		11,054,105

Equity Income — 7.1%
Touchstone Premium Yield Equity Fund,
Class Y	858,981	8,065,830

Balanced — 5.0%
Touchstone Flexible Income Fund	539,408	5,728,517

International Debt — 5.0%
Touchstone International Fixed Income
Fund	542,398	5,716,877

Blue Chip — 4.0%
Touchstone Dynamic Equity Fund	337,796	4,607,535

Emerging Market-Equity — 4.0%
Touchstone Emerging Markets Equity
Fund	412,811	4,590,461

Various Assets — 3.0%
Touchstone Arbitrage Fund*	342,682	3,433,678

Taxable-Money Market — 3.0%
Touchstone Institutional Money Market
Fund, 0.01%Ω	3,433,100	3,433,100

Sector Fund Real-Estate — 2.5%
Touchstone Global Real Estate Fund	270,340	2,876,414

Growth Mid-Cap — 2.0%
Touchstone Mid Cap Fund	100,149	2,318,457

Value Small-Cap — 2.0%
Touchstone Small Cap Core Fund	54,821	1,156,725
Touchstone Small Cap Value Fund	45,825	1,156,158
		2,312,883

Corporate/Preferred-High Yield — 1.8%
Touchstone High Yield Fund	214,661	2,004,936

Growth Small-Cap — 1.0%
Touchstone Small Cap Growth Fund	195,524	1,134,039
Total Affiliated Mutual Funds		$114,518,309

Total Investment Securities —100.1%
(Cost $102,341,541)		$114,518,309

Liabilities in Excess of Other Assets — (0.1%)		(109,731)

Net Assets — 100.0%		$114,408,578

*	Non-income producing security.

^	Affiliated Funds. All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated
Mutual
Funds	$114,518,309	$—	$—	$114,518,309

See accompanying Notes to Portfolios of Investments.

4

Portfolio of Investments

Touchstone Conservative Allocation Fund – March 31, 2014 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^— 100.0%

Government/Corporate—45.8%
Touchstone Active Bond Fund	304,581	$3,179,826
Touchstone Total Return Bond Fund	1,252,981	12,717,755
Touchstone Ultra Short Duration Fixed
Income Fund	1,399,309	13,209,477
		29,107,058

International Debt — 8.0%
Touchstone International Fixed Income
Fund	482,429	5,084,803

Balanced — 7.0%
Touchstone Flexible Income Fund	420,074	4,461,182

Growth — 5.8%
Touchstone Growth Opportunities Fund	18,743	621,720
Touchstone Sands Capital Institutional
Growth Fund	135,413	3,042,726
		3,664,446

Equity Income — 5.6%
Touchstone Premium Yield Equity Fund,
Class Y	376,678	3,537,008

International Equity — 5.1%
Touchstone International Small Cap
Fund	40,333	637,667
Touchstone International Value Fund	282,447	2,581,566
		3,219,233

Value — 5.0%
Touchstone Value Fund	343,201	3,215,790

Taxable-Money Market — 5.0%
Touchstone Institutional Money Market
Fund, 0.01%Ω	3,179,641	3,179,641

Various Assets — 5.0%
Touchstone Arbitrage Fund*	317,222	3,178,563

Blue Chip — 3.0%
Touchstone Dynamic Equity Fund	140,632	1,918,215

Corporate/Preferred-High Yield — 1.7%
Touchstone High Yield Fund	119,391	1,115,116

Emerging Market-Equity — 1.0%
Touchstone Emerging Markets Equity
Fund	58,119	646,280

Sector Fund Real-Estate — 1.0%
Touchstone Global Real Estate Fund	60,258	641,146

Value Small-Cap — 1.0%
Touchstone Small Cap Core Fund	30,352	640,429
Total Affiliated Mutual Funds		$63,608,910

Total Investment Securities —100.0%
(Cost $59,982,886)		$63,608,910

Liabilities in Excess of Other Assets — 0.0%		(16,520)

Net Assets — 100.0%		$63,592,390

*	Non-income producing security.

^	Affiliated Funds. All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated
Mutual
Funds	$63,608,910	$—	$—	$63,608,910

See accompanying Notes to Portfolios of Investments.

5

Portfolio of Investments

Touchstone Growth Allocation Fund – March 31, 2014 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^— 100.2%

International Equity — 20.2%
Touchstone International Small Cap
Fund	305,210	$4,825,374
Touchstone International Value Fund	985,200	9,004,730
		13,830,104

Value — 17.2%
Touchstone Focused Fund	155,802	5,527,852
Touchstone Value Fund	664,475	6,226,131
		11,753,983

Growth — 13.5%
Touchstone Growth Opportunities Fund	101,369	3,362,426
Touchstone Sands Capital Institutional
Growth Fund	262,409	5,896,326
		9,258,752

Emerging Market-Equity — 11.2%
Touchstone Emerging Markets Equity
Fund	692,080	7,695,933

Equity Income — 7.1%
Touchstone Premium Yield Equity Fund,
Class Y	515,144	4,837,206

Value Small-Cap — 6.6%
Touchstone Small Cap Core Fund	130,974	2,763,547
Touchstone Small Cap Value Fund	68,384	1,725,332
		4,488,879

Government/Corporate—5.9%
Touchstone Ultra Short Duration Fixed
Income Fund	427,533	4,035,915

Sector Fund Real-Estate — 4.5%
Touchstone Global Real Estate Fund	291,467	3,101,212

Blue Chip — 4.0%
Touchstone Dynamic Equity Fund	201,030	2,742,051

Growth Small-Cap — 4.0%
Touchstone Small Cap Growth Fund	468,747	2,718,732

Growth Mid-Cap — 2.0%
Touchstone Mid Cap Fund	59,748	1,383,169

Value Mid-Cap — 2.0%
Touchstone Mid Cap Value Fund	83,426	1,380,701

Various Assets — 2.0%
Touchstone Arbitrage Fund*	133,880	1,341,477
Total Affiliated Mutual Funds		$68,568,114

Total Investment Securities —100.2%
(Cost $57,855,525)		$68,568,114

Liabilities in Excess of Other Assets — (0.2%)		(136,331)

Net Assets — 100.0%		$68,431,783

*	Non-income producing security.

^	Affiliated Funds. All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated
Mutual
Funds	$68,568,114	$—	$—	$68,568,114

See accompanying Notes to Portfolios of Investments.

6

Portfolio of Investments

Touchstone Moderate Growth Allocation Fund – March 31, 2014 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^— 100.2%

Government/Corporate—15.5%
Touchstone Total Return Bond Fund	1,435,135	$14,566,625
Touchstone Ultra Short Duration Fixed
Income Fund	791,181	7,468,745
		22,035,370

International Equity — 15.3%
Touchstone International Small Cap
Fund	363,640	5,749,152
Touchstone International Value Fund	1,738,870	15,893,271
		21,642,423

Value — 14.1%
Touchstone Focused Fund	242,411	8,600,739
Touchstone Value Fund	1,221,517	11,445,615
		20,046,354

Growth — 12.6%
Touchstone Growth Opportunities Fund	169,683	5,628,376
Touchstone Sands Capital Institutional
Growth Fund	547,897	12,311,246
		17,939,622

Emerging Market-Equity — 8.1%
Touchstone Emerging Markets Equity
Fund	1,026,762	11,417,597

Equity Income — 7.1%
Touchstone Premium Yield Equity Fund,
Class Y	1,069,945	10,046,783

Value Small-Cap — 5.0%
Touchstone Small Cap Core Fund	203,537	4,294,620
Touchstone Small Cap Value Fund	112,231	2,831,584
		7,126,204

Blue Chip — 4.0%
Touchstone Dynamic Equity Fund	417,670	5,697,017

Balanced — 4.0%
Touchstone Flexible Income Fund	535,543	5,687,468

Sector Fund Real-Estate — 3.0%
Touchstone Global Real Estate Fund	404,762	4,306,666

Growth Small-Cap — 3.0%
Touchstone Small Cap Growth Fund	735,980	4,268,687

Growth Mid-Cap — 2.0%
Touchstone Mid Cap Fund	123,888	2,868,017

Various Assets — 2.0%
Touchstone Arbitrage Fund*	283,594	2,841,611

International Debt — 2.0%
Touchstone International Fixed Income
Fund	269,106	2,836,375

Corporate/Preferred-High Yield — 1.5%
Touchstone High Yield Fund	228,120	2,130,641

Value Mid-Cap — 1.0%
Touchstone Mid Cap Value Fund	86,492	1,431,437
Total Affiliated Mutual Funds		$142,322,272

Total Investment Securities —100.2%
(Cost $123,081,418)		$142,322,272

Liabilities in Excess of Other Assets — (0.2%)		(240,766)

Net Assets — 100.0%		$142,081,506

*	Non-income producing security.

^	Affiliated Funds. All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated
Mutual
Funds	$142,322,272	$—	$—	$142,322,272

See accompanying Notes to Portfolios of Investments.

7

Notes to Portfolios of Investments

March 31, 2014 (Unaudited)

Security valuation and fair value measurements—All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2014, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended March 31, 2014.

All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended March 31, 2014, there were no transfers between Levels 1, 2 and 3 for all Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently, 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated into U.S. dollars using currency exchange rates.

Level 2 Valuation—Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Funds to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV of the Funds. Any debt securities held by the Funds for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

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Notes to Portfolios of Investments (Unaudited) (Continued)

Level 3 Valuation— Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotations are not reliable, are priced at their fair value using procedures approved by the Funds’ Board of Trustees.

The Funds may use fair value pricing under the following circumstances, among others:

•   If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•   If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Allocation Funds — The Allocation Funds invest in securities of affiliated mutual funds (the “Underlying Funds”). The value of an investment in the Allocation Funds is based on the performance of the Underlying Funds in which they invest and the allocation of their assets among those funds. Because the Allocation Funds invest in mutual funds, shareholders of the Allocation Funds indirectly bear a proportionate share of the expenses charged by the Underlying Funds in which they invest as well as their share of the Allocation Funds’ fees and expenses. The principal risks of an investment in the Allocation Funds include the principal risks of investing in the Underlying Funds. Investments in the Underlying Funds are valued at the NAV per share of each class of the Underlying Funds and are categorized as Level 1.

Investment companies — Certain Funds invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Securities sold short — The Dynamic Equity Fund periodically engages in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of March 31, 2014, the Dynamic Equity Fund held securities sold short with a fair value of $12,655,100 and had securities with a fair value of $77,222,677 held as collateral for both securities sold short and options written.

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing call options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of March 31, 2014, the Dynamic Equity Fund held written options with a fair value of $1,496,933 and had securities with a fair value of $77,222,677 held as collateral and cash collateral in the amount of $2,081,817 for both securities sold short and options written.

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Notes to Portfolios of Investments (Unaudited) (Continued)

Foreign currency translation—The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of March 31, 2014, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Dynamic Equity Fund	$73,620,111	$9,291,623	$(556,845)	$8,734,778
Balanced Allocation Fund	102,341,541	12,976,426	(799,658)	12,176,768
Conservative Allocation Fund	59,982,886	3,951,066	(325,042)	3,626,024
Growth Allocation Fund	57,855,525	11,490,192	(777,603)	10,712,589
Moderate Growth Allocation Fund	123,081,418	20,684,664	(1,443,810)	19,240,854

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Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 05/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 05/27/14

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 05/27/14

* Print the name and title of each signing officer under his or her signature.